NET LOSS PER SHARE - Disclosure of net loss per share (Details) - CAD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
NET LOSS PER SHARE [Abstract]
Net loss for the year	$ (27,163,617)	$ (21,653,049)
Basic weighted average numbers of share outstanding	49,844	33,840
Diluted weighted average numbers of shares outstanding	49,844	33,840
Loss per share:
Basic	$ (0.54)	$ (0.64)
Diluted	$ (0.54)	$ (0.64)